Pension and other post-retirement benefits (Tables)	12 Months Ended
Dec. 31, 2023
Pension and other post-retirement benefits [Abstract]
Information related to defined benefit plan
Pension benefit plans Other benefit plans
2023 2022 2023 2022
Fair value of plan assets, beginning of year $ 4,402 $ 5,693 $ - $ -
Interest income on plan assets 201 157 - -
Return on assets excluding interest income 18 (555) - -
Benefits paid (901) (890) - -
Administrative costs paid (3) (3) - -
Fair value of plan assets, end of year $ 3,717 $ 4,402 $ - $ -
Defined benefit obligation, beginning of year $ 51,218 $ 69,998 $ 19,364 $ 24,697
Current service cost 1,567 2,302 689 915
Interest cost 2,527 1,867 987 726
Actuarial loss (gain) arising from:

- financial assumptions
4,784 (20,913) 443 (5,881)

- experience adjustment
1,559 1,396 18 161
Benefits paid (1,704) (3,666) (820) (1,254)
Foreign exchange 87 234 - -
Defined benefit obligation, end of year $ 60,038 $ 51,218 $ 20,681 $ 19,364
Defined benefit liability [note 15] $ (56,321) $ (46,816) $ (20,681) $ (19,364)

Percentages of the total fair value of assets pension plan
Pension benefit plans
2023 2022
Asset category
(a)
Canadian equity securities 7% 6%
U.S. equity securities 12% 11%
Global equity securities 6% 6%
Canadian fixed income 31% 28%
Other
(b)
44% 49%
Total 100% 100%
(a) The defined benefit plan assets contain no

material amounts of related party assets at December 31, 2023 and 2022 respectively.
(b) Relates mainly to the value of the refundable tax account held by the Canada Revenue Agency. The refundable total is approximately equal to half of the sum of the realized investment income plus employer contributions less half of the benefits paid by the plan .

Components of net pension and other benefit expense
Pension benefit plans Other benefit plans
2023 2022 2023 2022
Current service cost $ 1,567 $ 2,302 $ 689 $ 915
Net interest cost 2,326 1,710 987 726
Administration cost 3 3 - -
Defined benefit expense [note 19] 3,896 4,015 1,676 1,641
Defined contribution pension expense [note 19] 18,644 15,189 - -
Net pension and other benefit expense $ 22,540 $ 19,204 $ 1,676 $ 1,641

Amount of actuarial losses (gains) recognized in other comprehensive income
The total amount of actuarial losses (gains) recognized in other comprehensive income is:
Pension benefit plans Other benefit plans
2023 2022 2023 2022
Actuarial loss (gains) $ 6,343 $ (19,517) $ 461 $ (5,720)
Return on plan assets excluding
interest income (18) 555 - -
$ 6,325 $ (18,962) $ 461 $ (5,720)

Defined benefit obligation and net pension and other benefit expense [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumptions to determine defined benefit obligations and expense
The assumptions used to determine the Company’s defined benefit obligation and net pension and other benefit expense were as follows at December 31 (expressed as weighted averages):
Pension benefit plans Other benefit plans
2023 2022 2023 2022
Discount rate - obligation 3.8% 4.5% 4.6% 5.1%
Discount rate - expense 4.5% 2.3% 5.1% 2.9%
Rate of compensation increase 2.9% 3.0% - -
Health care cost trend rate - - 5.0% 5.0%
Dental care cost trend rate - - 4.5% 4.5%

1% Change in assumptions [member] | Defined benefit obligation and net pension and other benefit expense [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumptions to determine defined benefit obligations and expense
A 1 % change at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the following:
Pension benefit plans Other benefit plans
Increase Decrease Increase Decrease
Discount rate

$ (7,739) $ 9,817 $ (2,143) $ 2,628
A 1% change in any of the other assumptions would not have a significant impact on the defined benefit obligation.